GOODWIL (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The change in goodwill during the year is as follows:

	2018	2017
Balance as of the beginning of the year:

Goodwill	$1,044	$314
Accumulated impairment losses	-	-
	1,044	314

Goodwill acquired during the year	1,242	707
Impairment losses	(1,563)	-
Exchange rate effect	(28)	23
	695	1,044

Balance as of the end of the year:

Goodwill	2,220	1,044
Accumulated impairment losses	(1,525)	-
	$695	$1,044